Property, plant and equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,996	$ 9,528	$ 8,509
Government grants	185	185
Exceptional accelerated depreciation and impairment	352	174	46
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,324)	(5,142)	(4,520)
Exceptional accelerated depreciation and impairment	352	152
Freeholds land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,710	2,340
Long leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1	2
Short leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	581	559
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79	86	72
Fixtures and fittings | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(125)	(135)	(105)
Exceptional accelerated depreciation and impairment	0	3
Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	124	196	234
Returnable bottles and crates | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(198)	(278)	$ (280)
Exceptional accelerated depreciation and impairment	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 228	$ 216
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Minimum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Minimum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	40 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Maximum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	30 years